Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Contingencies and Commitments [abstract]
Schedule of commitments accounted for in off-balance sheet accounts

	2018	2019
	MCh$	MCh$

Off-balance-sheet accounts
Foreign office guarantees and standby letters of credit	341,676	280,838
Confirmed foreign letters of credit	56,764	94,673
Issued foreign letters of credit	388,396	316,916
Performance guarantees	2,232,682	2,283,390
Undrawn credit lines	7,769,325	7,870,260
Other commitments	46,561	155,163

Transactions on behalf of third parties
Collections	160,367	144,043
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	27,334	6,418
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	103,319	73,140

Fiduciary activities
Securities held in safe custody in the Bank	2,089,079	2,677,353
Securities held in safe custody in other entities	18,624,962	18,719,297
Total	31,840,465	32,621,491

Schedule of estimated date of completion of the respective litigation
	As of December 31, 2019
	2020	2021	2022	2023	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	120	117	―	―	237

Schedule of guarantees given in relation to subsidiary's business activities

	2018	2019
	MCh$	MCh$
Guarantees:
Shares to secure short-sale transactions in:
Santiago Securities Exchange, Stock Exchange	59,074	85,302
Electronic Chilean Securities Exchange, Stock Exchange	17,223	6,843
Fixed income securities to guarantee CCLV system, Santiago Securities Exchange, Stock Exchange	5,976	7,985
Shares delivered to guarantee equity lending, Electronic Chilean Securities Exchange, Stock Exchange	—	382
Total	82,273	100,512

Schedule of insurance policies contracted
Matter insured	Amount Insured (UF)
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500